First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 81.9%
	Collateralized Mortgage Obligations — 41.0%
	Federal Home Loan Mortgage Corporation
$342	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	$19
1,347	Series 1998-2102, Class Z	6.00%	12/15/28	1,363
106,174	Series 2002-2410, Class OG	6.38%	02/15/32	107,959
49,821	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (a)	3.45%	01/15/29	2,451
96,172	Series 2003-2557, Class HL	5.30%	01/15/33	96,506
63,500	Series 2003-2564, Class AC	5.50%	02/15/33	64,972
148,216	Series 2003-2574, Class PE	5.50%	02/15/33	152,453
60,257	Series 2003-2577, Class LI, IO	5.50%	02/15/33	6,180
536,000	Series 2003-2581, Class LL	5.25%	03/15/33	545,521
6,487	Series 2003-2597, Class AE	5.50%	04/15/33	6,494
730,000	Series 2003-2613, Class LL	5.00%	05/15/33	738,226
300,979	Series 2003-2626, Class ZW	5.00%	06/15/33	302,873
656,135	Series 2003-2626, Class ZX	5.00%	06/15/33	640,329
184,931	Series 2004-2793, Class PE	5.00%	05/15/34	187,751
763,586	Series 2004-2891, Class ZA	6.50%	11/15/34	810,687
203,357	Series 2004-2907, Class DZ	4.00%	12/15/34	198,941
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	794,334
66,441	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (a)	2.24%	08/15/35	6,094
1,307,728	Series 2005-3054, Class ZW	6.00%	10/15/35	1,374,432
26,480	Series 2005-3074, Class ZH	5.50%	11/15/35	26,609
90,936	Series 2006-243, Class 11, IO, STRIPS (b)	7.00%	08/15/36	10,284
82,490	Series 2006-3117, Class ZU	6.00%	02/15/36	88,238
3,408,475	Series 2006-3196, Class ZK	6.50%	04/15/32	3,536,450
23,633	Series 2007-3274, Class B	6.00%	02/15/37	24,993
130,223	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (c)	0.00%	05/15/37	114,695
28,738	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (c)	4.75%	07/15/37	28,414
40,997	Series 2007-3360, Class CB	5.50%	08/15/37	42,777
44,180	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (c)	4.80%	11/15/36	43,004
129,167	Series 2008-3406, Class B	6.00%	01/15/38	133,676
72,079	Series 2008-3413, Class B	5.50%	04/15/37	75,298
129,079	Series 2008-3420, Class AZ	5.50%	02/15/38	128,638
102,089	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.60%	05/15/38	1,270
1,004,976	Series 2009-3542, Class ZP	5.00%	06/15/39	1,019,388
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	174,111
885,050	Series 2009-3563, Class ZP	5.00%	08/15/39	877,432
557,829	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (a)	2.35%	09/15/39	35,239
39,492	Series 2009-3585, Class QZ	5.00%	08/15/39	34,471
74,454	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (c)	4.45%	12/15/37	66,902
244,540	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.93%	03/15/36	242,720
842,440	Series 2009-3605, Class NC	5.50%	06/15/37	879,568
425,832	Series 2010-3622, Class PB	5.00%	01/15/40	434,573

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$107,000	Series 2010-3645, Class WD	4.50%	02/15/40	$105,010
318,522	Series 2010-3667, Class PL	5.00%	05/15/40	317,313
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	543,438
7,161	Series 2010-3735, Class IK, IO (d)	3.50%	10/15/25	12
33,639	Series 2010-3735, Class JI, IO	4.50%	10/15/30	2,261
161,248	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	10/15/40	16,388
1,881,849	Series 2011-3796, Class PB	5.00%	01/15/41	1,901,943
2,358,891	Series 2011-3820, Class NC	4.50%	03/15/41	2,332,889
1,267,301	Series 2011-3895, Class PW	4.50%	07/15/41	1,254,582
2,125,346	Series 2011-3925, Class ZD	4.50%	09/15/41	2,062,255
5,936,463	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	11/15/41	706,004
250,412	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	08/15/42	24,496
4,917,659	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	09/15/42	490,101
256,000	Series 2012-3999, Class WA (b)	5.55%	08/15/40	263,006
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,728,109
6,842	Series 2012-4012, Class GC	3.50%	06/15/40	6,807
13,725	Series 2012-4015, Class KB	1.75%	05/15/41	12,613
62,643	Series 2012-4021, Class IP, IO	3.00%	03/15/27	975
1,302,153	Series 2012-4026, Class GZ	4.50%	04/15/42	1,209,089
37,930	Series 2012-4030, Class IL, IO	3.50%	04/15/27	371
56,817	Series 2012-4054, Class AI, IO (d)	3.00%	04/15/27	308
759,926	Series 2012-4090, Class YZ	4.50%	08/15/42	667,926
20,406	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.65%	08/15/42	2,206
1,840,857	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.60%	08/15/42	188,190
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,235,143
70,037	Series 2012-4103, Class HI, IO	3.00%	09/15/27	1,426
22,337	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (a)	1.70%	10/15/42	2,860
210,905	Series 2012-4121, Class HI, IO	3.50%	10/15/27	3,971
211,866	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (a)	4.50%	08/15/42	33,955
83,762	Series 2012-4145, Class YI, IO	3.00%	12/15/27	1,602
153,248	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	01/15/43	16,787
62,202	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	1,354
21,787	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	440
32,049	Series 2013-304, Class C40, IO, STRIPS (d)	3.50%	09/15/26	162
3,887,006	Series 2013-314, Class PO, PO, STRIPS	(e)	09/15/43	2,968,913
41,605	Series 2013-4151, Class DI, IO (d)	3.50%	11/15/31	91
5,509,910	Series 2013-4170, Class CO, PO	(e)	11/15/32	4,912,379
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	824,755
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	699,314
956,924	Series 2013-4193, Class AI, IO	3.00%	04/15/28	24,390
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	742,542

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$21,082,959	Series 2013-4199, Class BZ	3.50%	05/15/43	$19,541,409
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	432,626
17,451,952	Series 2013-4213, Class GZ	3.50%	06/15/43	16,411,878
14,963,987	Series 2013-4218, Class ZK	2.50%	02/15/43	12,029,690
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,838,015
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (a)	0.00%	01/15/43	6,111
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,295,313
17,090,959	Series 2014-4316, Class BZ	3.00%	03/15/44	15,539,616
3,405,795	Series 2014-4316, Class XZ	4.50%	03/15/44	3,352,562
6,952,749	Series 2014-4329, Class VZ	4.00%	04/15/44	6,720,161
773,054	Series 2014-4387, Class IE, IO	2.50%	11/15/28	14,426
14,142,200	Series 2015-4499, Class CZ	3.50%	08/15/45	12,097,668
367,936	Series 2015-4512, Class W (b) (f)	5.41%	05/15/38	379,985
51,950	Series 2015-4520, Class AI, IO	3.50%	10/15/35	4,563
311,868	Series 2016-4546, Class PZ	4.00%	12/15/45	224,035
527,914	Series 2016-4546, Class ZT	4.00%	01/15/46	377,852
162,047	Series 2016-4568, Class MZ	4.00%	04/15/46	108,800
7,958,046	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.55%	04/15/46	874,928
7,942,221	Series 2016-4587, Class ZH	4.00%	03/15/44	7,418,566
713,890	Series 2016-4591, Class GI, IO	4.00%	12/15/44	77,743
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	689,293
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (a)	0.00%	08/15/43	72,907
81,835	Series 2016-4609, Class YI, IO	4.00%	04/15/54	2,000
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	493,563
2,187,324	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (a)	1.75%	04/15/48	250,193
12,689,296	Series 2018-4798, Class GZ	4.00%	06/15/48	11,900,905
3,494,914	Series 2018-4826, Class ME	3.50%	09/15/48	3,141,319
2,137,411	Series 2018-4833, Class PY	4.00%	10/15/48	1,990,289
461,863	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (c)	4.80%	11/15/48	446,593
3,642,438	Series 2019-4872, Class BZ	4.00%	04/15/49	3,235,637
2,906,791	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	08/25/49	2,812,086
5,458,097	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.60%	06/15/49	654,997
8,434,868	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	09/25/49	8,150,475
8,661,610	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.96%	11/25/49	8,390,141
9,721,808	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	09/25/49	9,402,602
7,171,007	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	12/25/49	7,035,673
7,094,692	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	12/25/49	783,016

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,223,210	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.96%	01/25/50	$2,151,986
7,307,029	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	01/25/50	789,101
14,865,104	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	03/25/50	14,340,923
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,644,524
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	630,476
4,351,834	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	07/25/49	4,197,720
13,202,020	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	07/25/50	12,707,407
7,220,190	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	01/25/50	6,961,759
4,048,686	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	07/25/50	3,927,590
31,923,372	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (c)	4.81%	07/25/50	30,489,534
24,606,247	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	08/25/50	23,535,461
8,887,505	Series 2020-5034, Class IO, IO (b)	2.39%	10/15/45	667,432
15,791,117	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (c)	4.60%	11/25/50	14,808,858
15,942,247	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (c)	4.65%	11/25/50	15,039,521
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,639,871
17,433,647	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (c)	4.65%	03/25/52	16,543,140
3,060,996	Series 2022-5202, Class NV	3.00%	01/25/37	2,815,136
12,754,601	Series 2022-5208, Class HZ	3.50%	03/25/52	10,901,330
14,765,278	Series 2022-5208, Class Z	3.00%	04/25/52	11,398,249
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,448,486
13,449,534	Series 2022-5220, Class KZ	4.00%	02/25/51	11,962,402
5,523,136	Series 2022-5221, Class VE	3.50%	07/25/33	5,273,148
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	30,616,859
5,456,857	Series 2022-5222, Class BZ	3.50%	05/25/37	5,050,166
6,061,820	Series 2022-5222, Class DP	3.25%	05/25/52	5,823,201
3,817,069	Series 2022-5224, Class BE	3.50%	08/25/44	3,704,945
14,524,908	Series 2022-5224, Class DZ	4.00%	04/25/52	12,917,728
26,512,410	Series 2022-5224, Class HL	4.00%	04/25/52	23,795,288
11,795,000	Series 2022-5225, Class HZ	4.00%	08/25/51	9,981,739
15,704,680	Series 2022-5225, Class NZ	4.00%	05/25/52	13,385,669
9,278,366	Series 2022-5228, Class DZ	4.50%	06/25/52	8,125,691
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,570,315
9,012,189	Series 2022-5232, Class GO, PO	(e)	08/25/51	3,911,079
9,479,177	Series 2022-5255, Class KZ	4.00%	09/25/52	7,856,136
27,728,533	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (c)	5.10%	09/25/52	27,148,610
5,223,868	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (c)	5.05%	09/25/52	5,080,068
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,783,210
9,199,324	Series 2022-5282, Class MB	4.75%	06/25/42	9,092,664
2,698,076	Series 2023-5339, Class GO, PO	(e)	09/25/53	2,230,743
20,055,756	Series 2023-5350, Class PO, PO	(e)	11/25/53	16,385,751
6,163,563	Series 2023-5357, Class OB, PO	(e)	11/25/53	4,917,041

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$4,634,310	Series 2024-413, Class PO, PO, STRIPS	(e)	05/25/54	$3,926,124
19,334,348	Series 2024-5410, Class PO, PO	(e)	05/25/54	14,779,574
23,351,060	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (c)	5.45%	11/25/54	23,202,404
32,719,757	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	5.65%	12/25/54	32,686,183
5,129,868	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (c)	6.00%	02/25/55	5,164,281
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
3,613,444	Series 2018-2, Class MA	3.50%	11/25/57	3,484,118
23,595,375	Series 2018-4, Class MA	3.50%	03/25/58	22,691,589
18,330,589	Series 2019-1, Class MA	3.50%	07/25/58	17,585,339
17,549,114	Series 2019-2, Class MA	3.50%	08/26/58	16,763,939
13,077,903	Series 2019-2, Class MV	3.50%	08/25/58	12,078,487
9,473,600	Series 2019-3, Class HA	3.00%	10/25/58	8,825,872
9,563,803	Series 2019-3, Class MV	3.50%	10/25/58	8,904,387
3,003,671	Series 2019-4, Class MA	3.00%	02/25/59	2,774,095
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
13,104,736	Series 2019-2, Class A1C	2.75%	09/25/29	12,374,015
11,000,000	Series 2019-2, Class A2C	2.75%	09/25/29	10,126,951
3,161,451	Series 2019-3, Class A1C	2.75%	11/25/29	2,980,852
3,980,949	Series 2021-1, Class A1D	2.00%	05/26/31	3,646,822
18,696,418	Series 2021-1, Class AC	2.25%	05/26/31	16,906,051
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,160,551
24,771,838	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (c) (g)	5.60%	10/25/34	25,195,075
2,162,654	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (c) (g)	5.45%	05/25/35	2,192,034
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
6,397,296	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (c) (g)	5.60%	05/25/44	6,427,346
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (c) (g)	6.35%	03/25/44	8,111,706
2,028,125	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	5.30%	01/25/45	2,030,532
3,875,000	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	5.30%	02/25/45	3,874,402
	Federal National Mortgage Association
1,559	Series 1996-51, Class AY, IO	7.00%	12/18/26	31
1,146	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (a)	3.64%	08/18/31	19
808	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (a)	8.50%	09/25/31	806
3,330	Series 2002-22, Class G	6.50%	04/25/32	3,459
83,348	Series 2002-80, Class CZ	4.50%	09/25/32	79,591
39,842	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	5,627
35,832	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	3,648
85,751	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	9,108
4,158	Series 2003-14, Class AT	4.00%	03/25/33	4,112
12,477	Series 2003-21, Class OA	4.00%	03/25/33	12,283
39,116	Series 2003-32, Class UI, IO	6.00%	05/25/33	5,733
208,647	Series 2003-45, Class JB	5.50%	06/25/33	213,935

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$5,495	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (c)	4.76%	11/25/27	$5,481
355,000	Series 2003-71, Class NH	4.29%	08/25/33	345,924
120,802	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	14,753
22,384	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	2,386
34,429	Series 2003-348, Class 18, IO, STRIPS (b)	7.50%	12/25/33	4,346
139,188	Series 2004-25, Class LC	5.50%	04/25/34	143,924
151,820	Series 2004-25, Class UC	5.50%	04/25/34	156,985
51,350	Series 2004-28, Class ZH	5.50%	05/25/34	50,753
163,182	Series 2004-60, Class AC	5.50%	04/25/34	162,421
807,457	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (a)	2.14%	02/25/35	63,102
171,285	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (a)	0.40%	07/25/33	1,077
68,953	Series 2005-29, Class ZT	5.00%	04/25/35	67,069
38,011	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (a)	2.24%	05/25/35	3,024
369,616	Series 2005-52, Class TZ	6.50%	06/25/35	391,283
1,316,729	Series 2005-57, Class KZ	6.00%	07/25/35	1,335,853
21,817	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (a)	1.63%	09/25/35	1,716
1,703,373	Series 2005-86, Class WZ	5.50%	10/25/35	1,722,263
68,481	Series 2005-95, Class WZ	6.00%	11/25/35	70,197
62,261	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	8,176
48,993	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	6,870
23,061	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (c)	6.51%	02/25/35	23,308
10,411,935	Series 2006-5, Class N2, IO (f)	0.00%	02/25/35	5,568
25,150	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (a)	2.12%	03/25/36	2,700
210,390	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (a)	2.22%	11/25/30	8,724
31,648	Series 2006-31, Class PZ	6.00%	05/25/36	32,914
27,258	Series 2006-85, Class MZ	6.50%	09/25/36	28,619
125,630	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (c)	4.81%	12/25/36	124,352
1,141,489	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (c)	4.48%	12/25/36	1,116,958
313,274	Series 2007-7, Class KA	5.75%	08/25/36	314,703
16,862	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (c)	4.79%	04/25/37	16,663
985,846	Series 2007-57, Class ZG	4.75%	06/25/37	958,868
640,975	Series 2007-60, Class ZS	4.75%	07/25/37	623,052
432,542	Series 2007-68, Class AE	6.50%	07/25/37	450,971
181,428	Series 2007-116, Class PB	5.50%	08/25/35	188,046
39,340	Series 2007-117, Class MD	5.50%	07/25/37	40,545
1,712,406	Series 2007-W10, Class 3A (f)	5.17%	06/25/47	1,766,619
142,665	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (c)	5.01%	02/25/38	138,458
15,947	Series 2008-8, Class ZA	5.00%	02/25/38	15,467

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$2,549	Series 2008-17, Class IP, IO	6.50%	02/25/38	$62
1,636,639	Series 2009-37, Class NZ	5.71%	02/25/37	1,642,548
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,397,626
1,910,807	Series 2009-85, Class J	4.50%	10/25/39	1,898,136
136,090	Series 2009-91, Class HL	5.00%	11/25/39	138,226
97,000	Series 2009-92, Class DB	5.00%	11/25/39	97,345
973,071	Series 2009-103, Class PZ	6.00%	12/25/39	1,004,424
101,854	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (a)	1.79%	01/25/40	8,280
315,004	Series 2009-109, Class PZ	4.50%	01/25/40	296,739
40,390	Series 2009-115, Class HZ	5.00%	01/25/40	40,423
226,689	Series 2010-3, Class DZ	4.50%	02/25/40	209,957
107,378	Series 2010-21, Class KO, PO	(e)	03/25/40	93,652
500,000	Series 2010-35, Class EP	5.50%	04/25/40	500,741
221,514	Series 2010-38, Class KC	4.50%	04/25/40	220,033
258,316	Series 2010-45, Class WB	5.00%	05/25/40	258,404
232,320	Series 2010-68, Class BI, IO	5.50%	07/25/50	58,352
61,127	Series 2010-115, Class PO, PO	(e)	04/25/40	53,265
140,046	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	11/25/40	6,923
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,681,553
119,350	Series 2011-9, Class AZ	5.00%	05/25/40	119,667
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,556,714
60,716	Series 2011-30, Class LS, IO (b)	1.87%	04/25/41	4,103
153,341	Series 2011-30, Class ZB	5.00%	04/25/41	150,354
213,197	Series 2011-52, Class GB	5.00%	06/25/41	216,162
109,976	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (a)	4.50%	12/25/33	11,949
145,492	Series 2011-101, Class EI, IO	3.50%	10/25/26	1,125
750,000	Series 2011-105, Class MB	4.00%	10/25/41	663,999
2,032,486	Series 2011-111, Class PZ	4.50%	11/25/41	1,978,627
1,774,485	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (a)	2.19%	03/25/41	82,033
776,952	Series 2012-39, Class PB	4.25%	04/25/42	745,776
415,871	Series 2012-52, Class BZ	4.00%	05/25/42	376,087
27,409	Series 2012-66, Class DI, IO	3.50%	06/25/27	496
650,304	Series 2012-103, Class HI, IO	3.00%	09/25/27	11,419
106,859	Series 2012-118, Class IB, IO	3.50%	11/25/42	15,989
5,309,364	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.64%	11/25/42	550,709
435,138	Series 2012-133, Class KO, PO	(e)	12/25/42	214,147
394,891	Series 2012-138, Class MA	1.00%	12/25/42	333,519
679,922	Series 2012-146, Class QA	1.00%	01/25/43	578,613
205,066	Series 2012-409, Class 49, IO, STRIPS (b)	3.50%	11/25/41	29,086
224,301	Series 2012-409, Class 53, IO, STRIPS (b)	3.50%	04/25/42	31,837
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	466,890
108,232	Series 2013-13, Class IK, IO	2.50%	03/25/28	2,359
6,870,963	Series 2013-19, Class ZD	3.50%	03/25/43	6,037,074
55,125	Series 2013-23, Class ZB	3.00%	03/25/43	37,258

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$750,000	Series 2013-41, Class DB	3.00%	05/25/43	$599,093
775,064	Series 2013-43, Class IX, IO	4.00%	05/25/43	145,090
415,324	Series 2013-52, Class MD	1.25%	06/25/43	346,236
341,968	Series 2013-55, Class AI, IO	3.00%	06/25/33	27,982
143,626	Series 2013-70, Class JZ	3.00%	07/25/43	128,803
12,828,897	Series 2013-75, Class ZG	3.25%	07/25/43	10,469,490
379,979	Series 2013-105, Class BN	4.00%	05/25/43	348,093
100,179	Series 2013-105, Class KO, PO	(e)	10/25/43	87,605
195,852	Series 2013-106, Class KN	3.00%	10/25/43	152,950
14,007,099	Series 2013-115, Class Z	3.00%	11/25/33	13,416,173
35,370,319	Series 2013-119, Class VZ	3.00%	10/25/33	33,958,898
32,989,115	Series 2013-119, Class ZB	3.00%	12/25/33	31,606,360
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	965,906
18,648,981	Series 2013-136, Class DZ	3.00%	01/25/44	16,826,425
12,969,458	Series 2014-12, Class ZB	3.00%	03/25/39	12,177,040
22,340	Series 2014-29, Class GI, IO	3.00%	05/25/29	597
229,234	Series 2014-46, Class KA (b)	6.50%	08/25/44	180
32,719,052	Series 2014-60, Class EZ	3.00%	10/25/44	29,379,415
59,446	Series 2014-68, Class GI, IO	4.50%	10/25/43	3,153
671,887	Series 2014-82, Class GZ	4.00%	12/25/44	564,507
64,331	Series 2014-84, Class LI, IO	3.50%	12/25/26	536
875,000	Series 2015-16, Class MY	3.50%	04/25/45	741,832
12,266,394	Series 2015-49, Class LE	3.00%	07/25/45	11,774,812
3,660	Series 2015-93, Class KI, IO (d)	3.00%	09/25/44	12
4,923,691	Series 2016-2, Class EZ	2.50%	02/25/46	4,465,597
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	6,993,372
12,583,069	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (a)	1.54%	07/25/46	1,514,484
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,172,131
4,140,976	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (a)	1.64%	09/25/46	319,551
5,144,526	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.96%	09/25/46	5,024,176
2,377,121	Series 2016-73, Class PI, IO	3.00%	08/25/46	405,133
268,268	Series 2016-74, Class HI, IO	3.50%	10/25/46	49,122
2,242,762	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.96%	11/25/46	2,193,380
168,771	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (c)	4.85%	11/25/46	165,603
12,453,495	Series 2017-3, Class LZ	3.50%	02/25/47	10,999,572
5,961,666	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.59%	03/25/47	587,716
597,364	Series 2017-46, Class BY	3.00%	06/25/47	432,401
13,315,592	Series 2017-50, Class BZ	3.00%	07/25/47	11,568,484
4,470,691	Series 2017-84, Class ZK	3.50%	10/25/57	3,863,849
2,415,285	Series 2017-87, Class ZA	4.00%	11/25/57	1,980,965
2,860,239	Series 2018-17, Class Z	3.50%	03/25/48	2,342,235
913,837	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.76%	06/25/48	881,633

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$2,366,667	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (c)	4.81%	10/25/58	$2,275,045
22,349,481	Series 2018-84, Class ZM	4.00%	11/25/48	20,666,554
3,012,304	Series 2018-86, Class DL	3.50%	12/25/48	2,770,890
1,568,908	Series 2018-92, Class DB	3.50%	01/25/49	1,441,418
5,818,015	Series 2018-94, Class AZ	4.00%	01/25/49	5,493,829
9,262,614	Series 2019-17, Class GZ	4.00%	11/25/56	8,175,267
7,407,596	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	05/25/49	7,316,126
3,511,211	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	07/25/49	3,414,589
3,389,998	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	07/25/49	3,283,640
5,295,759	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	07/25/49	5,148,900
9,563,647	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.59%	08/25/49	829,461
13,904,888	Series 2019-70, Class WA, PO	(e)	11/25/42	11,980,816
8,820,089	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (a)	1.54%	02/25/50	1,158,808
12,764,067	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	03/25/50	12,336,248
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,624,813
4,105,089	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	04/25/50	3,959,919
14,641,699	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	06/25/50	14,087,846
5,946,963	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (c)	4.91%	06/25/50	5,712,091
11,698,512	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	07/25/50	11,337,594
4,861,629	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (c)	4.86%	07/25/50	4,659,018
10,424,260	Series 2020-93, Class NI, IO	3.00%	01/25/51	927,714
6,865,256	Series 2021-18, Class JC	1.50%	04/25/36	6,210,619
24,555,096	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	5.15%	10/25/52	23,739,208
20,167,816	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (c)	5.17%	10/25/52	19,469,255
19,650,814	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (c)	5.21%	10/25/52	19,009,672
6,060,741	Series 2023-40, Class DO, PO	(e)	09/25/53	4,911,909
8,793,849	Series 2023-44, Class PO, PO	(e)	10/25/53	6,662,849
11,765,237	Series 2024-20, Class QZ	4.00%	10/25/45	10,401,318
10,766,348	Series 2024-20, Class ZA	4.00%	10/25/45	9,523,600
29,398,759	Series 2024-26, Class PO, PO	(e)	05/25/54	22,799,716
12,667,990	Series 2024-28, Class CZ	4.00%	05/25/44	11,281,461
4,792,002	Series 2024-39, Class AV	3.00%	11/25/33	4,517,467
4,368,632	Series 2024-56, Class EV	5.00%	08/25/35	4,381,986
4,731,126	Series 2024-56, Class JV	5.00%	08/25/35	4,745,585
5,367,268	Series 2024-60, Class GV	4.00%	11/25/35	5,295,342
5,299,934	Series 2024-60, Class VA	4.50%	10/25/35	5,198,110
2,196,788	Series 2024-74, Class VT	4.50%	11/25/35	2,163,757

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$13,777,666	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (c)	5.50%	07/25/54	$13,688,223
22,927,972	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	5.50%	11/25/54	22,797,120
33,049,785	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (c)	5.70%	12/25/54	33,073,356
22,521,827	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	5.35%	11/25/54	22,460,038
31,721,308	Series 2025-49, Class FD, 30 Day Average SOFR + 0.80% (c)	5.15%	06/25/55	30,880,031
	Federal National Mortgage Association Grantor Trust
12,604,049	Series 2002-T8, Class A (f)	6.81%	07/25/32	13,132,229
1,546,848	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.87%	05/25/35	1,485,839
	Government National Mortgage Association
95,883	Series 2003-4, Class MZ	5.50%	01/20/33	95,599
165,547	Series 2003-18, Class PG	5.50%	03/20/33	165,059
1,791,710	Series 2003-35, Class TZ	5.75%	04/16/33	1,787,008
150,490	Series 2003-62, Class MZ	5.50%	07/20/33	150,499
61,545	Series 2004-37, Class B	6.00%	04/17/34	61,897
350,649	Series 2004-49, Class MZ	6.00%	06/20/34	351,392
24,644	Series 2004-68, Class ZC	6.00%	08/20/34	24,897
29,903	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (a)	7.00%	09/20/34	30,146
132,698	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.65%	10/16/34	1,481
279,275	Series 2004-105, Class JZ	5.00%	12/20/34	279,256
164,593	Series 2004-105, Class KA	5.00%	12/16/34	164,360
278,117	Series 2005-3, Class JZ	5.00%	01/16/35	272,531
278,117	Series 2005-3, Class KZ	5.00%	01/16/35	273,200
75,429	Series 2005-33, Class AY	5.50%	04/16/35	75,446
68,101	Series 2005-41, Class PA	4.00%	05/20/35	66,818
1,313,823	Series 2005-78, Class ZA	5.00%	10/16/35	1,309,031
123,428	Series 2005-93, Class PO, PO	(e)	06/20/35	104,208
365,803	Series 2006-38, Class OH	6.50%	08/20/36	364,745
223,348	Series 2006-61, Class ZA	5.00%	11/20/36	222,991
543,026	Series 2007-16, Class OZ	6.00%	04/20/37	547,450
83,559	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.73%	05/20/37	2,280
63,456	Series 2007-41, Class OL, PO	(e)	07/20/37	53,666
122,938	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (a)	2.28%	07/20/37	5,073
378,103	Series 2007-71, Class ZD	6.00%	11/20/37	377,105
175,685	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (c)	4.82%	12/20/37	175,608
60,118	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (a)	3.25%	04/16/38	3,322
322,494	Series 2008-47, Class ML	5.25%	06/16/38	325,816
93,773	Series 2008-54, Class PE	5.00%	06/20/38	93,792
271,195	Series 2008-71, Class JI, IO	6.00%	04/20/38	2,670
75,515	Series 2009-14, Class KI, IO	6.50%	03/20/39	4,564
24,778	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (a)	1.83%	03/20/39	801
58,262	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (a)	3.13%	09/20/38	2,026

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,032,826	Series 2009-29, Class PC	7.00%	05/20/39	$2,133,395
486,050	Series 2009-32, Class SZ	5.50%	05/16/39	493,181
3,732,326	Series 2009-57, Class VB	5.00%	06/16/39	3,734,525
348,057	Series 2009-61, Class PZ	7.50%	08/20/39	368,652
5,793,130	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.80%	11/16/35	481,923
750,548	Series 2009-69, Class ZB	6.00%	08/20/39	749,948
455,000	Series 2009-75, Class JN	5.50%	09/16/39	449,849
729,551	Series 2009-78, Class KZ	5.50%	09/16/39	729,834
66,865	Series 2009-79, Class OK, PO	(e)	11/16/37	55,597
171,658	Series 2009-81, Class TZ	5.50%	09/20/39	166,453
60,559	Series 2009-94, Class AL	5.00%	10/20/39	60,804
2,384,904	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.63%	04/20/36	98,347
59,060	Series 2009-106, Class WZ	5.50%	11/16/39	57,865
732,000	Series 2009-126, Class LB	5.00%	12/20/39	732,498
8,659	Series 2010-4, Class WA	3.00%	01/16/40	8,286
1,122,628	Series 2010-59, Class ZD	6.50%	05/20/40	1,182,090
763,151	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	2.13%	07/20/37	27,609
89,000	Series 2010-116, Class BM	4.50%	09/16/40	85,372
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,392,586
434,864	Series 2010-157, Class OP, PO	(e)	12/20/40	371,800
317,489	Series 2011-4, Class PZ	5.00%	01/20/41	315,658
771,202	Series 2011-35, Class BP	4.50%	03/16/41	761,686
74,031	Series 2011-48, Class LI, IO	5.50%	01/16/41	4,655
4,038,505	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (a)	2.00%	02/20/38	82,423
29,666	Series 2011-63, Class BI, IO	6.00%	02/20/38	295
934,178	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (a)	0.62%	07/20/35	2,189
12,955	Series 2011-112, Class IP, IO (d)	0.50%	08/16/26	8
239,265	Series 2011-129, Class CL	5.00%	03/20/41	237,298
27,384	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (a)	3.50%	04/20/41	2,490
4,609,930	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.65%	07/16/42	346,900
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (a)	0.00%	07/16/42	4,055,926
251,623	Series 2012-108, Class KB	2.75%	09/16/42	193,553
713,148	Series 2012-143, Class TI, IO	3.00%	12/16/27	12,079
1,031,133	Series 2012-149, Class PC (b)	6.28%	12/20/42	1,069,511
48,063	Series 2013-5, Class IA, IO	3.50%	10/16/42	5,770
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,839,603
99,925	Series 2013-69, Class PI, IO	5.00%	05/20/43	8,226
953,680	Series 2013-70, Class PM	2.50%	05/20/43	745,866
474,123	Series 2013-91, Class PB	3.50%	09/20/42	469,691
583,039	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.63%	09/20/43	67,646
688,000	Series 2013-183, Class PB	4.50%	12/20/43	649,878

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$552,723	Series 2014-44, Class IC, IO	3.00%	04/20/28	$8,706
4,290,683	Series 2014-44, Class ID, IO (b) (f)	0.33%	03/16/44	37,360
12,659	Series 2014-91, Class JI, IO	4.50%	01/20/40	671
669,925	Series 2014-94, Class Z	4.50%	01/20/44	643,576
1,957,164	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (a)	1.13%	08/20/44	164,368
761,373	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.78%	05/20/44	77,409
10,943,081	Series 2015-24, Class BZ	3.00%	02/20/45	9,731,537
3,047,871	Series 2015-66, Class LI, IO	5.00%	05/16/45	240,497
4,467	Series 2015-95, Class IK, IO (b) (d)	0.00%	05/16/37	0
5,640,429	Series 2015-123, Class ZA	3.50%	09/20/45	5,207,331
262,827	Series 2015-137, Class WA (b) (f)	5.55%	01/20/38	270,249
187,143	Series 2015-138, Class MI, IO	4.50%	08/20/44	14,559
23,658	Series 2015-151, Class KW (b)	4.19%	04/20/34	23,239
28,299,300	Series 2015-164, Class MZ	3.00%	09/20/45	21,442,315
212,156	Series 2016-16, Class KZ	3.00%	02/16/46	167,359
8,746,456	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.87%	02/20/46	8,544,820
4,619,714	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (c)	4.91%	11/20/43	4,553,741
10,783	Series 2016-55, Class PB (b)	5.42%	03/20/31	10,869
675,412	Series 2016-69, Class WI, IO	4.50%	05/20/46	137,799
1,868,355	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (a)	1.53%	05/20/40	156,690
323,523	Series 2016-78, Class UI, IO	4.00%	06/20/46	58,327
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,954,216
215,442	Series 2016-99, Class JA (b)	5.49%	11/20/45	222,628
1,134,854	Series 2016-109, Class ZM	3.50%	08/20/36	1,023,376
4,279,820	Series 2016-111, Class PI, IO	3.50%	06/20/45	535,635
5,434,061	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.63%	09/20/46	754,066
464,000	Series 2016-141, Class PC	5.00%	10/20/46	440,250
357,430	Series 2016-145, Class LZ	3.00%	10/20/46	245,510
6,126,444	Series 2016-156, Class ZM	3.50%	11/20/46	5,526,232
303,000	Series 2016-160, Class LE	2.50%	11/20/46	205,227
130,375	Series 2016-167, Class KI, IO	6.00%	12/16/46	14,630
1,635,370	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.63%	01/20/47	215,202
1,086,399	Series 2017-17, Class KZ	4.50%	02/20/47	961,986
2,615,041	Series 2017-32, Class DI, IO	5.50%	05/20/35	280,863
6,663,881	Series 2017-33, Class PZ	3.00%	02/20/47	5,538,588
2,949,033	Series 2017-56, Class BI, IO	6.00%	04/16/47	391,416
2,728,059	Series 2017-123, Class IO, IO	5.00%	08/16/47	494,771
3,403,933	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.75%	08/16/47	351,415
2,201,284	Series 2017-133, Class JI, IO	7.00%	06/20/41	226,061
2,533,607	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (a)	0.50%	05/20/40	29,849
980,189	Series 2018-44, Class Z	2.50%	09/20/47	719,164

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,878,027	Series 2018-78I, Class EZ	3.00%	04/20/48	$5,336,498
3,182,475	Series 2018-79, Class IO, IO	5.00%	06/20/48	398,559
3,886,122	Series 2018-131, Class IA, IO	5.00%	04/20/44	599,183
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,069,290
5,914,394	Series 2018-155, Class KD	4.00%	11/20/48	5,568,182
3,298,418	Series 2018-160, Class GY	4.50%	11/20/48	3,101,898
772,303	Series 2019-27, Class DI, IO	5.50%	01/20/40	111,665
7,760,289	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (c)	4.00%	10/20/49	7,091,644
1,763,702	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (a)	0.00%	10/20/49	17,741
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	612,163
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,657,290
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,487,407
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,338,523
5,341,976	Series 2021-46, Class IL, IO	3.00%	03/20/51	723,616
35,139,737	Series 2022-63, Class AZ	3.00%	08/20/51	27,880,215
18,267,313	Series 2022-63, Class BZ	3.50%	11/20/46	15,088,945
20,785,514	Series 2022-63, Class HZ	2.50%	11/20/51	14,736,009
12,044,819	Series 2022-63, Class MZ	3.00%	05/20/51	9,025,361
17,102,738	Series 2022-65, Class BZ	3.50%	04/20/52	12,870,965
7,822,319	Series 2022-68, Class DZ	3.50%	04/20/52	5,814,732
13,633,886	Series 2022-68, Class MZ	3.50%	04/20/52	10,890,023
16,708,373	Series 2022-68, Class XA	3.50%	02/20/49	16,032,516
14,074,159	Series 2022-68, Class Z	3.50%	04/20/52	11,181,103
18,922,945	Series 2022-68, Class ZC	3.50%	04/20/52	14,251,699
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,146,935
11,984,934	Series 2022-76, Class PG	4.00%	04/20/52	11,732,574
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,165,395
15,231,768	Series 2022-90, Class KZ	3.00%	04/20/51	11,330,003
9,058,994	Series 2022-90, Class ZG	1.50%	02/20/52	4,500,110
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	18,960,064
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,181,268
23,600,000	Series 2022-139, Class AL	4.00%	07/20/51	21,103,214
7,800,615	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (c)	4.80%	08/20/52	7,586,907
10,708,075	Series 2022-154, Class EZ	3.50%	09/20/52	8,281,150
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,465,918
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,261,828
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,475,184
9,562,312	Series 2024-125, Class NV	5.00%	08/20/35	9,642,258
11,595,676	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	5.50%	11/20/54	11,555,513
10,814,301	Series 2025-41, Class HV	4.50%	02/20/36	10,484,124
23,272,496	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (a)	3.63%	05/20/55	22,464,699
20,313,584	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (a)	3.76%	05/20/55	18,425,837
36,956,847	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (a)	2.61%	06/20/55	32,006,178
				2,118,312,667

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 9.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
$79,276,000	Series 2020-RR02, Class DX, IO (b)	1.82%	09/27/28	$3,730,261
150,334,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	12,924,447
37,600,000	Series 2020-RR09, Class AX, IO (b)	2.63%	11/27/28	2,622,611
47,500,000	Series 2020-RR09, Class BX, IO (b)	2.20%	02/27/29	3,124,239
96,907,000	Series 2020-RR10, Class X, IO (b)	2.01%	12/27/27	2,938,511
112,919,000	Series 2020-RR11, Class AX, IO (b)	2.84%	01/27/29	7,369,828
43,873,697	Series 2020-RR11, Class BX, IO (b)	2.44%	12/27/28	1,602,004
34,897,468	Series 2020-RR14, Class X, IO (f)	2.13%	03/27/34	4,711,291
32,649,925	Series 2021-P009, Class X, IO (f)	1.31%	01/25/31	934,735
3,919,872	Series 2021-P011, Class X1, IO (f)	1.76%	09/25/45	422,873
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	10,586,236
100,924,000	Series 2021-RR18, Class X, IO (f)	1.90%	10/27/28	4,387,620
20,098,730	Series 2021-RR19, Class X, IO (f)	2.01%	04/27/29	1,034,313
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	6,154,610
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
19,092,735	Series 2015-K047, Class X3, IO (d) (f)	2.83%	06/25/43	191
266,849,884	Series 2016-KIR1, Class X, IO (f)	1.00%	03/25/26	930,932
1,771,944	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (c)	4.86%	10/25/28	1,770,436
72,238,116	Series 2019-K097, Class X1, IO (f)	1.08%	07/25/29	2,618,834
56,302,644	Series 2019-K099, Class X1, IO (f)	0.88%	09/25/29	1,698,566
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.14%	09/25/29	2,381,017
123,088,560	Series 2019-K100, Class X1, IO (f)	0.65%	09/25/29	2,824,439
68,030,390	Series 2019-K101, Class X1, IO (b)	0.83%	10/25/29	2,004,277
64,993,000	Series 2019-K102, Class XAM, IO (b)	1.08%	10/25/29	2,589,966
59,029,000	Series 2019-K103, Class XAM, IO (f)	0.90%	11/25/29	2,031,956
84,673,955	Series 2019-K734, Class X1, IO (f)	0.66%	02/25/26	127,561
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.43%	02/25/26	220,886
40,362,477	Series 2019-K735, Class X1, IO (f)	0.96%	05/25/26	206,260
47,178,209	Series 2019-K736, Class X1, IO (f)	1.26%	07/25/26	409,762
28,378,838	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	809,943
15,538,361	Series 2019-K1511, Class X1, IO (f)	0.77%	03/25/34	710,768
156,110,984	Series 2019-K1512, Class X1, IO (f)	0.90%	04/25/34	8,052,767
56,234,658	Series 2019-K1513, Class X1, IO (f)	0.85%	08/25/34	2,913,040
7,697,561	Series 2019-KJ24, Class A2	2.82%	09/25/27	7,520,429
35,529,637	Series 2020-K109, Class XAM, IO (f)	1.80%	04/25/30	2,606,699
113,895,992	Series 2020-K110, Class X1, IO (f)	1.64%	04/25/30	7,026,984
24,006,055	Series 2020-K110, Class XAM, IO (f)	1.84%	04/25/30	1,814,109
29,273,633	Series 2020-K112, Class XAM, IO (f)	1.67%	05/25/30	2,063,654
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.58%	06/25/30	5,522,339
53,269,611	Series 2020-K114, Class XAM, IO (f)	1.34%	06/25/30	3,045,578
157,119,696	Series 2020-K115, Class X1, IO (f)	1.32%	06/25/30	8,317,524
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.54%	07/25/30	3,683,619
71,703,883	Series 2020-K116, Class X1, IO (f)	1.41%	07/25/30	3,993,892
55,652,865	Series 2020-K116, Class XAM, IO (f)	1.60%	08/25/30	3,896,847
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,968,327
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.43%	09/25/30	4,016,000
76,545,746	Series 2020-K118, Class X1, IO (f)	0.95%	09/25/30	3,033,339

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$37,151,661	Series 2020-K118, Class XAM, IO (f)	1.17%	09/25/30	$1,941,405
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.13%	10/25/30	2,604,866
77,535,017	Series 2020-K120, Class XAM, IO (f)	1.21%	10/25/30	4,263,550
24,471,000	Series 2020-K121, Class XAM, IO (f)	1.20%	11/25/30	1,349,632
76,956,911	Series 2020-K122, Class X1, IO (f)	0.87%	11/25/30	2,874,864
35,410,560	Series 2020-K122, Class XAM, IO (f)	1.08%	11/25/30	1,771,537
65,526,053	Series 2020-K737, Class X1, IO (b)	0.61%	10/25/26	399,945
38,645,000	Series 2020-K738, Class XAM, IO (b)	1.37%	03/25/27	770,156
121,769,110	Series 2020-K739, Class X1, IO (f)	1.17%	09/25/27	2,173,457
46,072,531	Series 2020-K739, Class XAM, IO (f)	1.57%	09/25/27	1,246,345
70,811,000	Series 2020-K740, Class XAM, IO (f)	1.11%	10/25/27	1,533,660
89,115,244	Series 2020-K1515, Class X1, IO (f)	1.51%	02/25/35	8,703,084
44,313,315	Series 2020-K1516, Class X1, IO (f)	1.51%	05/25/35	4,690,507
56,457,100	Series 2020-K1517, Class X1, IO (f)	1.32%	07/25/35	5,179,860
115,487,153	Series 2020-KG04, Class X1, IO (f)	0.84%	11/25/30	4,103,894
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,973,989
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,123,468
64,367,000	Series 2021-K128, Class XAM, IO (f)	0.73%	03/25/31	2,348,533
150,417,141	Series 2021-K129, Class X1, IO (f)	1.03%	05/25/31	6,733,122
43,636,000	Series 2021-K129, Class XAM, IO (f)	1.21%	05/25/31	2,616,842
79,994,305	Series 2021-K130, Class X1, IO (f)	1.03%	06/25/31	3,927,824
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.21%	07/25/31	2,596,271
58,530,863	Series 2021-K131, Class XAM, IO (f)	0.94%	07/25/31	2,873,222
78,491,000	Series 2021-K132, Class XAM, IO (f)	0.85%	09/25/31	3,465,644
107,703,000	Series 2021-K741, Class XAM, IO (f)	0.95%	12/25/27	2,132,341
103,911,035	Series 2021-K744, Class X1, IO (f)	0.86%	07/25/28	2,200,898
9,436,981	Series 2021-K1522, Class A1	1.91%	11/25/35	8,010,653
158,924,816	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	2,233,974
4,816,116	Series 2022-K142, Class A1	2.40%	12/25/31	4,429,177
200,000,000	Series 2022-K148, Class XAM, IO (f)	0.25%	08/25/32	3,553,608
4,626,156	Series 2022-K150, Class A1	4.00%	12/25/31	4,569,254
2,256,114	Series 2022-K152, Class A1	3.78%	01/25/32	2,205,400
4,000,000	Series 2022-KJ41, Class A2	3.47%	02/25/31	3,831,937
4,927,682	Series 2023-K154, Class A1	4.36%	02/25/32	4,925,498
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,367,392
113,233,000	Series 2024-K757, Class XAM, IO (f)	0.99%	08/25/31	5,927,289
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,532,093
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,770,794
	Federal National Mortgage Association Alternative Credit Enhancement Securities
24,985,124	Series 2023-M1, Class 2A1 (f)	3.94%	12/25/37	24,117,718
26,476,423	Series 2023-M1, Class Z (f)	3.94%	01/25/53	20,546,562
13,338,336	Series 2024-M3, Class Z (f)	4.55%	04/25/53	10,783,922
	FREMF Mortgage Trust
7,498,000	Series 2019-KL4F, Class BAS (f) (g)	4.29%	10/25/25	7,448,864
219,994,980	Series 2025-K541, Class X1, IO (f)	0.64%	02/25/30	5,810,067
	Government National Mortgage Association
2,167,895	Series 2011-31, Class Z (b)	3.45%	09/16/52	1,949,389

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$20,206,204	Series 2012-120, Class Z (b)	2.46%	01/16/55	$13,037,049
86,649	Series 2013-74, Class AG (f)	2.57%	12/16/53	71,493
4,270	Series 2013-194, Class AE (b)	2.75%	11/16/44	4,012
17,669,922	Series 2015-30, Class DZ	2.95%	05/16/55	15,794,041
2,872,414	Series 2015-125, Class VA (b)	2.70%	05/16/35	2,743,977
3,411,972	Series 2017-23, Class Z	2.50%	05/16/59	1,974,597
4,439,472	Series 2017-35, Class Z	2.50%	05/16/59	2,667,275
2,021,741	Series 2017-106, Class AE	2.60%	12/16/56	1,634,681
2,828,985	Series 2017-146, Class Z	2.60%	09/16/57	1,710,430
4,642,059	Series 2018-4, Class Z	2.50%	10/16/59	2,514,728
18,564,705	Series 2018-123, Class Z	2.50%	06/16/60	13,556,268
26,551,804	Series 2018-170, Class Z	2.50%	11/16/60	19,232,491
19,616,852	Series 2019-7, Class Z	2.50%	01/16/61	12,282,003
2,033,357	Series 2019-104, Class Z	2.80%	05/16/61	1,068,726
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,366,059
9,254,748	Series 2020-169, Class Z	1.83%	06/16/62	3,206,170
23,874,757	Series 2022-43, Class Z	2.00%	09/16/61	11,824,814
20,357,684	Series 2022-106, Class Z	2.00%	05/16/63	11,654,544
50,653,400	Series 2024-32, Class IO, IO (f)	0.70%	06/16/63	2,482,792
				502,793,177
	Pass-Through Securities — 31.2%
	Federal Home Loan Mortgage Corporation
595,550	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (c)	4.95%	12/01/48	595,829
55,907	Pool A19763	5.00%	04/01/34	55,715
227,226	Pool A47828	3.50%	08/01/35	217,344
104,847	Pool A47937	5.50%	08/01/35	106,827
52,298	Pool A48972	5.50%	05/01/36	53,726
48,717	Pool A54675	5.50%	01/01/36	50,116
105,287	Pool A65324	5.50%	09/01/37	107,975
59,232	Pool A97294	4.00%	02/01/41	56,872
493,781	Pool B70791	4.00%	06/01/39	488,929
1,610	Pool C01310	6.50%	03/01/32	1,666
7,254	Pool C03458	5.00%	02/01/40	7,308
68,233	Pool C04269	3.00%	10/01/42	61,258
10,083	Pool C91482	3.50%	07/01/32	9,841
1,036	Pool E02883	4.00%	04/01/26	1,031
7,822	Pool G01443	6.50%	08/01/32	8,100
150,833	Pool G02017	5.00%	12/01/35	152,142
74,232	Pool G04814	5.50%	10/01/38	75,880
8,435	Pool G05173	4.50%	11/01/31	8,367
88,900	Pool G05275	5.50%	02/01/39	90,584
40,287	Pool G05449	4.50%	05/01/39	39,882
115,175	Pool G06583	5.00%	06/01/41	116,036
258,863	Pool G07100	5.50%	07/01/40	264,400
31,433	Pool G07266	4.00%	12/01/42	29,980
226,963	Pool G07329	4.00%	01/01/43	217,542
243,294	Pool G07683	4.00%	03/01/44	232,616
1,087	Pool G08113	6.50%	02/01/36	1,140
1,022	Pool G14088	4.00%	02/01/26	1,019

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$11,909	Pool G14348	4.00%	10/01/26	$11,856
2,879	Pool G15949	4.00%	01/01/29	2,869
6,643	Pool G60020	4.50%	12/01/43	6,438
239,075	Pool G60114	5.50%	06/01/41	245,939
394,875	Pool G60168	4.50%	07/01/45	384,303
153,901	Pool G60194	3.50%	08/01/45	142,191
146,254	Pool G60808	3.00%	10/01/46	129,379
1,973	Pool H09034	5.50%	05/01/37	1,989
62,513	Pool N70075	5.00%	01/01/35	62,256
174,869	Pool N70081	5.50%	07/01/38	177,004
38,752	Pool Q07189	4.00%	04/01/42	37,172
12,955	Pool Q07479	3.50%	04/01/42	12,082
52,297	Pool Q11791	3.50%	10/01/42	48,645
37,825	Pool Q11836	3.50%	10/01/42	35,136
262,504	Pool Q14034	3.50%	12/01/42	244,392
301,287	Pool Q54651	4.50%	03/01/48	294,239
490,900	Pool Q55037	4.50%	04/01/48	479,752
1,434,412	Pool Q61217	4.00%	01/01/49	1,345,729
8,312,943	Pool SC0252	3.00%	01/01/42	7,573,150
10,646,260	Pool SD0844	3.50%	07/01/47	9,875,873
8,264,410	Pool SD0887	3.50%	09/01/49	7,638,812
13,278,006	Pool SD0948	3.00%	05/01/47	11,762,711
18,077,817	Pool SD0949	3.00%	09/01/48	16,162,983
13,289,280	Pool SD0954	3.00%	02/01/47	11,917,773
8,709,877	Pool SD0961	3.50%	11/01/48	7,983,809
8,811,778	Pool SD1169	3.50%	02/01/48	8,153,910
15,743,691	Pool SD1170	3.50%	09/01/49	14,519,221
4,396,284	Pool SD1289	3.00%	10/01/50	3,877,904
5,874,228	Pool SD1361	3.50%	02/01/50	5,434,454
30,400,011	Pool SD3140	3.50%	06/01/52	27,226,044
8,894,055	Pool SD4005	4.00%	12/01/49	8,399,453
15,344,642	Pool SD7509	3.00%	11/01/49	13,466,893
4,099,234	Pool SD7550	3.00%	02/01/52	3,579,648
5,958,987	Pool SF5029	3.50%	02/01/46	5,511,066
27,824,979	Pool SL0847	3.50%	04/01/49	25,311,302
14,819,568	Pool SL1390	4.00%	07/01/50	13,933,717
136,633	Pool U50165	4.00%	05/01/32	135,123
1,339,443	Pool U59020	4.00%	06/01/35	1,317,301
637,868	Pool U64762	4.50%	10/01/45	622,300
38,086	Pool U80212	3.50%	02/01/33	37,055
57,746	Pool U90245	3.50%	10/01/42	53,479
551,160	Pool U90690	3.50%	06/01/42	510,444
7,804	Pool U90932	3.00%	02/01/43	7,013
86,974	Pool U99096	4.50%	05/01/44	84,961
8,794,098	Pool ZA4196	3.00%	04/01/43	7,866,849
12,786,584	Pool ZL8982	3.50%	01/01/45	11,833,048
862,063	Pool ZS2492	6.50%	04/01/35	910,447
16,315,230	Pool ZS9446	3.50%	08/01/45	15,071,487

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$21,958,705	Pool ZS9776	3.50%	08/01/46	$20,166,883
40,975,888	Pool ZT0779	3.00%	09/01/47	35,826,940
	Federal National Mortgage Association
24,858	Pool 190371	6.50%	07/01/36	26,299
13,456	Pool 255190	5.50%	05/01/34	13,704
213	Pool 255984	4.50%	11/01/25	212
37,889	Pool 256181	5.50%	03/01/36	38,124
3,565	Pool 256808	5.50%	07/01/37	3,518
29,294	Pool 256936	6.00%	10/01/37	30,192
15,065,271	Pool 310208	3.00%	03/01/48	12,898,966
15,169,951	Pool 310211	3.50%	07/01/48	13,555,387
22,169,686	Pool 310230	3.50%	02/01/48	19,994,245
5,755	Pool 555851	6.50%	01/01/33	5,939
171,265	Pool 735415	6.50%	12/01/32	178,529
12,033	Pool 747097	6.00%	10/01/29	12,062
108,870	Pool 788149	5.50%	05/01/33	110,100
148,915	Pool 850000	5.50%	01/01/36	152,999
28,641	Pool 871039	5.50%	02/01/37	28,739
47,457	Pool 888163	7.00%	12/01/33	49,911
6,406	Pool 890149	6.50%	10/01/38	6,783
515,420	Pool 890556	4.50%	10/01/43	502,716
5,673	Pool 930562	5.00%	02/01/39	5,718
78,433	Pool 953115	5.50%	11/01/38	79,820
19,160	Pool 976871	6.50%	08/01/36	19,772
9,059	Pool 995097	6.50%	10/01/37	9,591
23,850	Pool 995228	6.50%	11/01/38	25,251
56,639	Pool AA3303	5.50%	06/01/38	57,219
344	Pool AB2133	4.00%	01/01/26	342
773,225	Pool AB2506	5.00%	03/01/41	776,440
1,107,965	Pool AB2959	4.50%	07/01/40	1,095,040
386,144	Pool AB8676	3.50%	05/01/42	352,463
3,545	Pool AD5222	4.50%	05/01/30	3,538
107,874	Pool AE0137	4.50%	03/01/36	106,572
1,825,958	Pool AE7733	5.00%	11/01/40	1,837,292
355,257	Pool AE9959	5.00%	03/01/41	356,442
209,731	Pool AH0979	3.50%	01/01/41	191,866
64,307	Pool AH1141	4.50%	12/01/40	63,525
66,832	Pool AI6093	4.50%	06/01/31	66,801
15,384	Pool AI6581	4.50%	07/01/41	15,162
234,307	Pool AI9114	4.00%	06/01/42	224,103
1,067,175	Pool AI9124	4.00%	08/01/42	1,020,366
735,241	Pool AI9158	6.50%	01/01/41	784,990
42,046	Pool AL0212	5.50%	02/01/38	43,078
44,539	Pool AL2142	6.50%	09/01/38	47,019
49,510	Pool AL2892	3.50%	12/01/42	45,932
318,422	Pool AL3093	3.50%	02/01/43	295,348
382,315	Pool AL5890	4.50%	03/01/43	377,354
284,761	Pool AL7637	5.00%	01/01/42	283,704
719,457	Pool AL7905	4.50%	03/01/34	715,923

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$51,363,527	Pool AL9394	3.00%	11/01/46	$44,848,677
10,585,331	Pool AL9401	4.00%	02/01/46	10,085,066
5,364,468	Pool AL9566	3.50%	06/01/46	4,947,138
918,673	Pool AL9777	4.50%	01/01/47	892,748
163,616	Pool AP1197	3.50%	09/01/42	151,896
85,476	Pool AP7963	4.00%	09/01/42	81,807
1,234,869	Pool AQ0411	3.50%	10/01/42	1,148,204
172,996	Pool AQ9999	3.00%	02/01/43	155,255
1,663,986	Pool AS1719	5.00%	02/01/44	1,663,382
131,307	Pool AS7211	3.00%	04/01/46	117,869
26,549,238	Pool AS7738	3.00%	08/01/46	23,350,653
35,628,791	Pool AS7749	3.50%	08/01/46	32,521,713
151,305	Pool AS9990	4.50%	07/01/47	145,821
54,461	Pool AT0332	3.00%	04/01/43	49,003
54,888	Pool AY0013	4.50%	01/01/45	53,611
16,565,424	Pool BF0207	4.50%	04/01/47	16,355,118
9,632	Pool BH9428	4.50%	09/01/47	9,310
31,094	Pool BJ6232	5.00%	04/01/48	30,852
359,196	Pool BJ9100	4.50%	02/01/48	350,589
254,711	Pool BJ9111	4.50%	03/01/48	248,607
839,740	Pool BJ9124	4.50%	04/01/48	819,623
9,191,760	Pool BM3867	4.00%	02/01/46	8,785,817
3,136,507	Pool BM4785	4.50%	10/01/38	3,136,912
4,136,357	Pool BM5671	4.50%	01/01/49	4,024,777
8,616,460	Pool BM6429	3.00%	09/01/48	7,423,632
19,445,745	Pool BM6732	4.00%	11/01/48	18,786,201
14,356,710	Pool BM7079	4.00%	10/01/48	13,444,113
6,289,028	Pool BM7129	3.00%	01/01/47	5,643,747
16,487,105	Pool BM7521	3.50%	10/01/48	14,924,605
26,934,225	Pool BM7665	3.50%	02/01/48	24,342,916
779,437	Pool BN4059	4.00%	12/01/48	719,102
3,712,291	Pool BV8046	4.50%	09/01/52	3,601,713
3,270,419	Pool CA2947	4.00%	12/01/48	3,070,902
24,570,472	Pool FA1263	4.50%	01/01/50	24,271,380
24,281,703	Pool FA1348	4.50%	09/01/52	23,820,906
17,580,453	Pool FA1641	4.50%	09/01/50	17,083,300
1,367,517	Pool FM1284	3.50%	02/01/46	1,268,483
1,207,290	Pool FM1285	4.00%	10/01/43	1,156,513
11,437,786	Pool FM2197	4.50%	03/01/47	11,210,650
23,238,031	Pool FM2863	3.50%	09/01/48	21,332,984
63,388,242	Pool FM2972	4.00%	12/01/44	60,576,856
73,170,906	Pool FM3003	4.00%	05/01/49	69,511,239
5,329,261	Pool FM8218	4.00%	04/01/48	5,016,720
3,653,244	Pool FM9408	4.50%	06/01/46	3,541,199
14,010,042	Pool FP0122	4.50%	07/01/51	13,475,541
10,937,807	Pool FS0045	3.00%	09/01/47	9,657,725
11,551,407	Pool FS0074	3.00%	01/01/47	10,342,350
28,940,681	Pool FS0742	3.50%	05/01/44	26,828,294
10,171,463	Pool FS1046	4.50%	11/01/49	9,875,756

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$29,949,855	Pool FS1797	3.50%	07/01/46	$27,732,617
7,568,101	Pool FS1884	4.00%	05/01/42	7,146,536
35,161,303	Pool FS2044	4.50%	07/01/44	34,341,621
21,712,931	Pool FS2127	3.50%	06/01/48	19,956,742
6,728,918	Pool FS2787	4.00%	10/01/48	6,430,671
13,478,699	Pool FS2796	3.50%	08/01/47	12,452,839
14,620,676	Pool FS2925	3.00%	08/01/48	13,081,191
34,871,747	Pool FS3541	3.50%	08/01/52	31,230,625
1,317,412	Pool FS4013	4.00%	04/01/42	1,276,083
1,302,133	Pool FS4015	5.50%	03/01/49	1,328,433
22,035,921	Pool FS4157	4.00%	05/01/49	20,680,787
31,714	Pool MA0096	4.50%	06/01/29	31,616
14,245	Pool MA0295	5.00%	01/01/30	14,356
1,804	Pool MA0777	5.00%	06/01/31	1,822
17,408	Pool MA1222	4.00%	10/01/32	17,192
36,615	Pool MA1228	3.00%	09/01/42	32,861
1,636	Pool MA2509	3.00%	01/01/46	1,409
124,099	Pool MA3101	4.50%	08/01/47	120,443
82,222	Pool MA3123	5.00%	08/01/47	81,719
42,500,000	Pool TBA (h)	3.50%	09/15/40	40,714,917
10,000,000	Pool TBA	3.00%	10/15/54	8,560,425
20,000,000	Pool TBA	3.50%	10/15/54	17,820,815
54,765,000	Pool TBA (h)	3.00%	09/15/55	46,881,170
81,195,000	Pool TBA (h)	3.50%	09/15/55	72,436,861
63,732,000	Pool TBA (h)	4.00%	09/15/55	58,761,533
5,000,000	Pool TBA (h)	4.50%	09/15/55	4,741,687
43,720,000	Pool TBA	5.00%	09/15/55	42,527,709
90,319,000	Pool TBA (h)	5.50%	09/15/55	89,773,796
56,907,000	Pool TBA (h)	6.00%	09/15/55	57,644,655
7,553,000	Pool TBA (h)	4.50%	10/01/55	7,161,023
10,000,000	Pool TBA (h)	4.00%	10/15/55	9,218,146
10,586,000	Pool TBA	5.00%	10/15/55	10,293,173
33,092,000	Pool TBA	5.50%	10/15/55	32,871,560
	Government National Mortgage Association
21,217	Pool 3227	6.00%	04/20/32	21,820
27,894	Pool 487108	6.00%	04/15/29	28,698
15,515	Pool 553144	5.50%	04/15/33	15,719
58,313	Pool 604338	5.00%	05/15/33	58,772
39,696	Pool 604897	5.00%	12/15/33	39,735
55,813	Pool 605389	5.00%	04/15/34	56,011
113,140	Pool 615403	4.50%	08/15/33	112,067
4,187	Pool 627123	5.50%	03/15/34	4,229
59,912	Pool 638704	5.50%	11/15/36	62,387
41,206	Pool 653143	4.90%	04/15/36	41,254
204,851	Pool 658324	5.50%	03/15/37	211,648
67,352	Pool 677190	5.00%	06/15/38	67,837
10,935	Pool 687833	6.00%	08/15/38	11,366
36,742	Pool 706840	4.50%	05/15/40	36,787
153,048	Pool 706855	4.50%	09/15/40	153,235

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$165,256	Pool 711483	4.00%	01/15/40	$157,956
83,777	Pool 711543	4.00%	11/15/40	80,074
547,160	Pool 711563	4.50%	03/15/41	547,827
2,969,610	Pool 720225	4.50%	07/15/39	2,875,723
173,277	Pool 723216	4.50%	08/15/40	167,536
44,501	Pool 723248	5.00%	10/15/39	44,831
145,115	Pool 724230	5.00%	08/15/39	145,547
41,134	Pool 724267	5.00%	09/15/39	41,249
112,598	Pool 724340	4.50%	09/15/39	109,344
71,178	Pool 725272	4.50%	11/15/39	69,141
26,670	Pool 726394	4.50%	10/15/39	25,920
138,983	Pool 733595	4.50%	04/15/40	134,614
55,886	Pool 733733	5.00%	06/15/40	55,940
379,995	Pool 736317	4.25%	06/20/36	360,218
72,990	Pool 736617	4.00%	12/15/35	69,463
559,763	Pool 737673	4.50%	11/15/40	540,367
116,430	Pool 737996	4.00%	02/15/41	109,306
86,050	Pool 743673	4.50%	07/15/40	83,880
203,637	Pool 745478	5.00%	08/20/40	200,874
445,227	Pool 748939	4.00%	09/20/40	417,060
58,137	Pool 754384	4.50%	03/20/42	57,630
219,382	Pool 762905	4.50%	04/15/41	212,466
657,161	Pool 769102	4.50%	07/20/41	651,656
169,445	Pool 781623	5.00%	06/15/33	171,455
25,619	Pool 781697	6.00%	11/15/33	26,627
140,269	Pool 781824	5.50%	11/15/34	144,191
5,298	Pool 781862	5.50%	01/15/35	5,468
5,743	Pool 782070	7.00%	06/15/32	5,856
30,797	Pool 782810	4.50%	11/15/39	30,039
51,858	Pool 783091	5.50%	06/15/40	53,511
93,964	Pool 783375	5.00%	08/15/41	93,905
135,891	Pool 783760	5.00%	02/15/42	136,897
2,248,194	Pool 784063	5.00%	09/20/45	2,244,248
296,717	Pool 784343	5.00%	02/15/41	298,876
3,011,772	Pool 784752	4.00%	03/15/45	2,878,751
862,682	Pool 785020	3.00%	05/20/50	737,813
1,680,260	Pool AC0197	4.00%	12/20/42	1,584,477
261,153	Pool AD0026	3.50%	06/20/33	252,304
28,981	Pool AG8899	4.00%	12/20/43	27,328
492,082	Pool AI6317	4.50%	06/20/44	472,142
238,820	Pool AK2389	4.50%	11/20/44	229,537
57,333	Pool AN4469	5.00%	12/15/40	57,208
133,526	Pool AR8421	5.00%	10/20/41	131,313
712,951	Pool BB1216	4.50%	06/20/47	685,026
336,685	Pool BB4731	4.00%	07/20/47	312,285
254,485	Pool BB4757	4.00%	08/20/47	238,718
153,377	Pool BB4769	4.00%	08/20/47	142,451
215,871	Pool BD0483	4.50%	11/20/47	206,951
319,106	Pool BF0415	5.00%	06/20/35	315,690

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$259,139	Pool BL6909	5.00%	03/20/49	$255,626
65,961	Pool MA1162	6.00%	07/20/43	69,002
8,769	Pool MA2215	3.50%	09/20/44	7,830
56,372	Pool MA2759	6.00%	01/20/45	58,898
27,527	Pool MA2897	6.00%	03/20/45	28,796
1,590,207	Pool MA5714	6.00%	01/20/49	1,663,721
				1,611,910,080
	Total U.S. Government Agency Mortgage-Backed Securities			4,233,015,924
	(Cost $4,424,720,482)
MORTGAGE-BACKED SECURITIES — 7.7%
	Collateralized Mortgage Obligations — 5.2%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (g)	4.76%	04/25/49	8,314,127
1,543,221	Series 2019-3, Class A3 (g)	3.42%	10/25/48	1,464,246
1,610,874	Series 2021-1R, Class A2 (g)	1.48%	10/25/48	1,449,822
2,223,973	Series 2021-1R, Class A3 (g)	1.64%	10/25/48	1,999,801
	BRAVO Residential Funding Trust
951,303	Series 2021-NQM1, Class A2 (g)	1.26%	02/25/49	888,441
2,378,256	Series 2021-NQM1, Class A3 (g)	1.33%	02/25/49	2,213,143
950,149	Series 2025-NQM3, Class A1 (g)	5.57%	03/25/65	952,021
	Chase Home Lending Mortgage Trust
1,719,812	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (c) (g)	5.37%	07/25/49	1,637,859
	CIM Trust
787,630	Series 2019-INV1, Class A11 (g)	4.00%	02/25/49	751,316
	Citigroup Global Markets Mortgage Securities VII, Inc.
215	Series 2003-UP2, Class PO1, PO (d)	(e)	12/25/18	215
	COLT Mortgage Loan Trust
4,816,598	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (g) (i)	5.79%	04/25/70	4,849,024
	Connecticut Avenue Securities Trust
3,891,800	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (c) (g)	6.35%	11/25/41	3,923,906
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (c) (g)	7.35%	01/25/42	5,123,752
2,105,071	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (c) (g)	5.40%	01/25/44	2,105,286
4,876,028	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	05/25/44	4,880,449
4,720,405	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	07/25/44	4,728,811
5,542,254	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	02/25/45	5,545,375
	Credit Suisse Mortgage Trust
238,423	Series 2018-RPL9, Class A (g)	3.85%	09/25/57	230,257
437,848	Series 2021-RPL4, Class A1 (g)	4.12%	12/27/60	436,360
975,427	Series 2021-RPL6, Class A1 (g)	2.00%	10/25/60	877,886
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (g)	3.47%	11/25/59	2,271,009

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Ellington Financial Mortgage Trust (Continued)
$5,499,025	Series 2022-2, Class A1 (g)	4.30%	04/25/67	$5,437,171
6,425,560	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (g) (i)	5.73%	02/25/68	6,409,238
	FARM Mortgage Trust
5,104,147	Series 2024-1, Class A (f) (g)	4.69%	10/01/53	4,873,593
5,980,652	Series 2024-2, Class A (f) (g)	5.20%	08/01/54	5,881,772
	Flagstar Mortgage Trust
110,989	Series 2018-2, Class A4 (g)	3.50%	04/25/48	107,867
3,430,424	Series 2018-4, Class B1 (f) (g)	4.13%	07/25/48	3,176,587
1,188,002	Series 2019-2, Class A11 (g)	3.50%	12/25/49	1,063,740
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1 (d)	4.75%	01/25/19	478
	GS Mortgage-Backed Securities Trust
238,789	Series 2019-PJ3, Class A1 (g)	3.50%	03/25/50	224,376
2,923,096	Series 2021-PJ6, Class A8 (g)	2.50%	11/25/51	2,595,901
	HOMES Trust
5,224,911	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (g) (i)	5.22%	08/25/59	5,202,776
2,695,510	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (g) (i)	5.47%	06/25/60	2,692,816
	JP Morgan Mortgage Trust
3,334	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,288
378,383	Series 2015-IVR2, Class A5 (f) (g)	5.89%	01/25/45	377,796
1,155,862	Series 2019-1, Class A5 (g)	4.00%	05/25/49	1,076,854
497,354	Series 2019-8, Class A15 (g)	3.50%	03/25/50	447,490
5,086,827	Series 2019-INV1, Class B1 (f) (g)	4.93%	09/25/49	4,931,066
891,151	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	809,758
3,302,193	Series 2020-INV1, Class A15 (g)	3.50%	08/25/50	2,952,609
11,850,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (g) (i)	5.64%	09/25/55	11,842,088
3,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (g) (i)	5.82%	11/25/55	3,012,440
	Mello Mortgage Capital Acceptance
3,571,378	Series 2018-MTG2, Class A9 (g)	4.31%	10/25/48	3,409,844
	MetLife Securitization Trust
3,749,417	Series 2018-1A, Class A (g)	3.75%	03/25/57	3,635,664
	MFRA Trust
12,578,786	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (g) (i)	5.72%	12/25/69	12,623,186
1,874,017	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (g) (i)	5.44%	03/25/70	1,870,096
	New Residential Mortgage Loan Trust
3,161,146	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	3,116,279
2,729,732	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	2,624,812
2,089,546	Series 2016-3A, Class B1 (g)	4.00%	09/25/56	2,029,783
6,468,523	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (c) (g)	5.22%	01/25/48	6,346,246
	OBX Trust
844,067	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	796,180

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Onslow Bay Mortgage Loan Trust
$5,360,928	Series 2021-NQM4, Class A1 (g)	1.96%	10/25/61	$4,523,958
2,343,708	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (g) (i)	5.60%	03/25/65	2,348,359
	PRKCM Trust
2,768,113	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (g) (i)	5.55%	02/25/60	2,768,903
966,183	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (g) (i)	5.65%	02/25/60	968,333
	Provident Funding Mortgage Trust
1,039,506	Series 2019-1, Class A5 (g)	3.00%	12/25/49	894,364
2,231,986	Series 2020-1, Class A5 (g)	3.00%	02/25/50	1,902,848
	PRPM LLC
448,598	Series 2024-8, Class A1, steps up to 8.90% on 12/25/2027 (g) (i)	5.90%	12/25/29	445,625
4,441,538	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (g) (i)	3.50%	05/25/54	4,290,600
8,952,715	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (g) (i)	4.00%	11/25/54	8,683,874
15,261,652	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (g) (i)	4.00%	12/25/54	14,818,168
5,723,085	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (g) (i)	6.47%	05/25/30	5,734,188
4,892,906	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (g) (i)	5.69%	04/25/70	4,908,794
1,919,237	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (g) (i)	3.25%	04/25/55	1,837,388
5,435,281	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (g) (i)	3.00%	05/25/55	5,074,905
	Seasoned Credit Risk Transfer Trust
10,159,114	Series 2017-1, Class M2 (g)	4.00%	01/25/56	9,790,866
1,216,393	Series 2017-2, Class M1 (g)	4.00%	08/25/56	1,210,912
2,471,459	Series 2017-4, Class M (g)	4.75%	06/25/57	2,435,187
	Sequoia Mortgage Trust
195,711	Series 2017-CH1, Class A13 (g)	4.00%	08/25/47	185,151
4,420,567	Series 2018-CH1, Class B1B (g)	4.43%	03/25/48	4,231,494
	Starwood Mortgage Residential Trust
6,800,421	Series 2022-3, Class A1 (g)	4.16%	03/25/67	6,651,024
	TIAA Bank Mortgage Loan Trust
715,357	Series 2018-3, Class A1 (g)	4.00%	11/25/48	675,383
	Towd Point Mortgage Trust
603,284	Series 2017-2, Class A2 (g)	3.25%	04/25/57	600,811
9,130,323	Series 2019-1, Class A1 (g)	3.75%	03/25/58	8,847,845
3,290,285	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (g)	5.47%	05/25/58	3,368,191
	TRK Trust
2,744,835	Series 2021-INV1, Class A1 (g)	1.15%	07/25/56	2,472,117
	Verus Securitization Trust
2,979,870	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (g) (i)	5.62%	05/25/70	2,994,359
	Vista Point Securitization Trust
6,662,000	Series 2020-1, Class M1 (g)	4.15%	03/25/65	6,547,334
	Wells Fargo Mortgage Backed Securities Trust
170,206	Series 2019-1, Class A1 (g)	3.92%	11/25/48	162,055

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WinWater Mortgage Loan Trust
$581,533	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	$559,731
2,872,676	Series 2016-1, Class B1 (f) (g)	3.78%	01/20/46	2,738,599
				266,886,266
	Commercial Mortgage-Backed Securities — 2.5%
	Arbor Multifamily Mortgage Securities Trust
19,400,000	Series 2020-MF1, Class A4 (g)	2.50%	05/15/53	17,790,106
1,493,390	Series 2020-MF1, Class A5 (g)	2.76%	05/15/53	1,374,159
2,963,000	Series 2020-MF1, Class AS (g)	3.06%	05/15/53	2,724,244
	BANK
7,700,078	Series 2019-BN23, Class XA, IO (f)	0.68%	12/15/52	190,297
8,205,251	Series 2020-BN26, Class XA, IO (f)	1.19%	03/15/63	335,669
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,417,170
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (c) (g)	5.26%	03/15/37	6,662,895
	Benchmark Mortgage Trust
140,940,850	Series 2023-V2, Class XA, IO (f)	0.99%	05/15/55	3,317,790
75,121,745	Series 2024-V6, Class XA, IO (f)	1.34%	03/15/57	3,143,432
	BMO Mortgage Trust
78,500,000	Series 2024-5C3, Class XA, IO (f)	1.12%	02/15/57	2,596,552
	BPR Trust
4,343,394	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (c) (g)	6.21%	06/15/38	4,334,677
	BWAY Trust
3,595,000	Series 2025-1535, Class A (f) (g)	6.31%	05/05/42	3,670,035
1,480,000	Series 2025-1535, Class B (f) (g)	7.46%	05/05/42	1,534,671
	BX Commercial Mortgage Trust
2,900,000	Series 2020-VIV4, Class A (g)	2.84%	03/09/44	2,648,481
	BX Trust
5,740,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (c) (g)	5.94%	07/15/42	5,767,440
	Cantor Commercial Real Estate Lending
4,640,007	Series 2019-CF3, Class ASB	2.94%	01/15/53	4,472,332
	CFCRE Commercial Mortgage Trust
202,128,402	Series 2017-C8, Class XA, IO (f)	1.47%	06/15/50	3,723,043
	Citigroup Commercial Mortgage Trust
86,878,709	Series 2016-P4, Class XA, IO (f)	1.89%	07/10/49	773,863
	COMM Mortgage Trust
2,555,121	Series 2016-DC2, Class A4	3.50%	02/10/49	2,549,108
41,260,000	Series 2024-277P, Class X, IO (f) (g)	0.66%	08/10/44	1,091,348
	Credit Suisse Mortgage Trust
2,800,000	Series 2019-UVIL, Class A (g)	3.16%	12/15/41	2,583,908
	CSAIL Commercial Mortgage Trust
3,254,678	Series 2019-C18, Class ASB	2.87%	12/15/52	3,158,189
56,096,326	Series 2020-C19, Class XA, IO (f)	1.09%	03/15/53	2,094,923
	FIVE Mortgage Trust
30,132,866	Series 2023-V1, Class XA, IO (b)	0.67%	02/10/56	446,810
	GS Mortgage Securities Trust
4,025,000	Series 2024-FAIR, Class A (f) (g)	5.88%	07/15/29	4,133,087

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hilton USA Trust
$4,250,000	Series 2016-HHV, Class A (g)	3.72%	11/05/38	$4,175,885
	Houston Galleria Mall Trust
5,425,000	Series 2025-HGLR, Class A (f) (g)	5.46%	02/05/45	5,515,350
	JP Morgan Chase Commercial Mortgage Securities Trust
1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	1,441,867
3,561,390	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (c) (g)	5.60%	06/15/35	3,045,559
	JW Trust
3,500,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (c) (g)	5.93%	11/15/39	3,509,581
	Morgan Stanley Capital I Trust
4,527,000	Series 2018-MP, Class A (f) (g)	4.28%	07/11/40	4,263,232
	MSWF Commercial Mortgage Trust
22,156,474	Series 2023-1, Class XA, IO (f)	0.86%	05/15/56	1,143,041
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (f) (g)	5.66%	02/10/47	3,332,680
	NYO Commercial Mortgage Trust
5,300,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (c) (g)	5.55%	11/15/38	5,297,688
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (g)	2.52%	09/15/54	2,040,241
	SKY Trust
2,961,332	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (c) (g)	6.93%	04/15/42	2,975,771
	Wells Fargo Commercial Mortgage Trust
3,519,700	Series 2018-C47, Class AS	4.67%	09/15/61	3,467,284
5,000,000	Series 2021-C61, Class ASB	2.53%	11/15/54	4,632,852
				129,375,260
	Total Mortgage-Backed Securities			396,261,526
	(Cost $401,151,069)
U.S. GOVERNMENT BONDS AND NOTES — 4.4%
20,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/39	10,269,176
25,000,000	U.S. Treasury Bond, STRIPS	(e)	02/15/40	12,674,038
25,000,000	U.S. Treasury Bond, STRIPS	(e)	02/15/41	11,963,883
25,000,000	U.S. Treasury Bond, STRIPS	(e)	05/15/41	11,780,344
6,268,600	U.S. Treasury Inflation Indexed Bonds (j)	0.13%	07/15/30	5,898,466
41,000,000	U.S. Treasury Note (k)	4.13%	02/15/27	41,061,660
34,000,000	U.S. Treasury Note	4.50%	04/15/27	34,285,547
10,000,000	U.S. Treasury Note	4.13%	11/15/27	10,045,117
15,000,000	U.S. Treasury Note	4.25%	01/15/28	15,118,066
18,000,000	U.S. Treasury Note	2.88%	05/15/28	17,522,930
58,600,000	U.S. Treasury Note (k)	4.13%	07/31/28	59,002,875
	Total U.S. Government Bonds and Notes			229,622,102
	(Cost $226,594,146)
ASSET-BACKED SECURITIES — 1.8%
	Capital Street Master Trust
5,000,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (c) (g)	5.69%	10/16/28	5,000,959
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (c) (g) (l)	5.45%	08/16/29	2,500,000

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CoreVest American Finance Trust
$2,963,810	Series 2020-3, Class A (g)	1.36%	08/15/53	$2,926,668
3,139,029	Series 2020-4, Class A (g)	1.17%	12/15/52	3,113,072
5,233,936	Series 2021-1, Class A (g)	1.57%	04/15/53	5,106,365
1,050,913	Series 2021-2, Class A (g)	1.41%	07/15/54	1,006,048
703,337	Series 2021-3, Class A (g)	1.90%	10/15/54	685,204
	CWABS, Inc. Asset-Backed Certificates Trust
54,593	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (c)	5.32%	08/25/34	54,607
	Diamond Resorts Owner Trust
1,827,967	Series 2021-1A, Class A (g)	1.51%	11/21/33	1,823,764
	Exeter Select Automobile Receivables Trust
4,250,000	Series 2025-1, Class D	6.14%	09/15/31	4,362,282
	FirstKey Homes Trust
4,043,113	Series 2020-SFR1, Class A (g)	1.34%	08/17/37	4,023,893
	FNA VI LLC
2,741,577	Series 2021-1A, Class A (g)	1.35%	01/10/32	2,546,922
	GSAMP Trust
1,313,150	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (c) (g)	6.12%	05/25/36	1,549,920
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (g)	6.54%	03/19/35	3,038,102
	M360 Ltd.
293,657	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (c) (g)	5.97%	11/22/38	289,198
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (g)	4.47%	03/12/29	4,891,859
	Pagaya AI Debt Grantor Trust
4,252,763	Series 2024-10, Class A (g)	5.18%	06/15/32	4,263,384
4,836,201	Series 2024-11, Class A (g)	5.09%	07/15/32	4,841,024
4,999,573	Series 2025-1, Class A2 (g)	5.16%	07/15/32	5,007,489
4,000,487	Series 2025-2, Class A (b) (g)	4.83%	10/15/32	3,997,923
2,500,000	Series 2025-5, Class A2 (g)	5.11%	03/15/33	2,503,647
	Pagaya AI Debt Trust
5,000,000	Series 2025-4, Class A2 (g)	5.37%	01/17/33	5,024,097
2,607,458	Series 2025-R1, Class A1 (g)	4.87%	05/18/26	2,607,074
	PFS Financing Corp.
2,500,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (c) (g)	5.29%	04/15/29	2,502,250
4,000,000	Series 2025-D, Class A (g)	4.47%	05/15/30	4,003,859
	Progress Residential Trust
5,493,212	Series 2025-SFR1, Class A (g)	3.40%	02/17/42	5,194,321
4,341,000	Series 2025-SFR3, Class A (g)	3.39%	07/17/42	4,064,220
	Saluda Grade Alternative Mortgage Trust
4,706,441	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/2027 (g) (i)	7.12%	01/25/30	4,708,257
	VCAT LLC
3,970,202	Series 2025-NPL2, Class A1, steps up to 8.98% on 01/25/2028 (g) (i)	5.98%	01/25/55	3,973,190
	Total Asset-Backed Securities			95,609,598
	(Cost $94,571,783)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
$10,000,000	Tennessee Valley Authority	4.88%	05/15/35	$10,156,639
10,225,000	Tennessee Valley Authority	5.25%	02/01/55	9,923,365
	Total U.S. Government Agency Securities			20,080,004
	(Cost $19,805,477)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
20,000	First Trust Commercial Mortgage Opportunities ETF (m)	406,700
60,000	First Trust Intermediate Government Opportunities ETF (m)	1,201,800
73,956	First Trust Long Duration Opportunities ETF (m)	1,565,279
22,500	First Trust Structured Credit Income Opportunities ETF (m)	463,725
	Total Exchange-Traded Funds	3,637,504
	(Cost $3,826,415)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 12.3%
$20,000,000	U.S. Treasury Bill	(e)	08/21/25	19,952,322
100,000,000	U.S. Treasury Bill (k)	(e)	08/26/25	99,701,875
70,000,000	U.S. Treasury Bill	(e)	09/04/25	69,717,722
10,000,000	U.S. Treasury Bill	(e)	09/11/25	9,951,227
90,000,000	U.S. Treasury Bill	(e)	10/21/25	89,141,780
10,000,000	U.S. Treasury Bill	(e)	10/23/25	9,902,331
20,000,000	U.S. Treasury Bill	(e)	10/28/25	19,793,126
10,000,000	U.S. Treasury Bill	(e)	11/04/25	9,888,847
20,000,000	U.S. Treasury Bill	(e)	11/12/25	19,757,998
180,000,000	U.S. Treasury Bill	(e)	11/18/25	177,693,969
100,000,000	U.S. Treasury Bill	(e)	11/25/25	98,638,208
10,000,000	U.S. Treasury Bill (n)	(e)	12/02/25	9,860,506
	Total U.S. Treasury Bills			633,999,911
	(Cost $634,012,051)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
68,132,997	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (o)	68,132,997
	(Cost $68,132,997)
	Total Investments — 109.9%	5,680,359,566
	(Cost $5,872,814,420)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	U.S. 10-Year Treasury Futures Call	$111,063	$114.00	08/22/25	47
	(Cost $81)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.1)%
(305)	3 Month SOFR Futures Call	$(73,714,687)	$97.50	12/10/27	$(198,250)
(13)	U.S. 2-Year Treasury Futures Call	(2,690,797)	104.25	08/22/25	(609)
(75)	U.S. 2-Year Treasury Futures Call	(15,523,828)	104.50	08/22/25	(2,344)
(62)	U.S. 2-Year Treasury Futures Call	(12,833,031)	104.25	11/21/25	(24,219)
(300)	U.S. 2-Year Treasury Futures Call	(62,238,281)	104.50	11/21/25	(84,375)
(200)	U.S. 5-Year Treasury Futures Call	(21,634,375)	109.00	08/22/25	(23,438)
(200)	U.S. 5-Year Treasury Futures Call	(21,634,375)	110.50	08/22/25	(4,688)
(91)	U.S. 5-Year Treasury Futures Call	(9,857,148)	111.00	11/21/25	(18,484)
(50)	U.S. 5-Year Treasury Futures Call	(5,416,016)	112.00	11/21/25	(5,859)
(170)	U.S. 10-Year Treasury Futures Call	(18,880,625)	112.00	08/22/25	(39,844)
(25)	U.S. 10-Year Treasury Futures Call	(2,776,563)	115.00	08/22/25	(781)
(612)	U.S. 10-Year Treasury Futures Call	(67,970,250)	114.00	11/21/25	(267,750)
(324)	U.S. 10-Year Treasury Futures Call	(35,984,250)	115.00	11/21/25	(96,187)
(91)	U.S. 10-Year Treasury Futures Call	(10,106,688)	116.00	11/21/25	(18,484)
(20)	U.S. Treasury Long Bond Futures Call	(2,268,125)	124.00	02/20/26	(18,750)
(41)	U.S. Treasury Long Bond Futures Call	(4,681,688)	113.00	08/22/25	(77,516)
(370)	U.S. Treasury Long Bond Futures Call	(42,249,375)	116.00	08/22/25	(185,000)
(86)	U.S. Treasury Long Bond Futures Call	(9,820,125)	123.00	08/22/25	(4,031)
(1,642)	U.S. Treasury Long Bond Futures Call	(187,495,875)	124.00	08/22/25	(51,312)
(89)	U.S. Treasury Long Bond Futures Call	(10,162,687)	128.00	08/22/25	(1,391)
(166)	U.S. Treasury Long Bond Futures Call	(18,892,875)	116.00	11/21/25	(324,219)
(445)	U.S. Treasury Long Bond Futures Call	(50,646,562)	118.00	11/21/25	(591,016)
(749)	U.S. Treasury Long Bond Futures Call	(85,245,562)	120.00	11/21/25	(667,078)
(81)	U.S. Treasury Long Bond Futures Call	(9,218,813)	121.00	11/21/25	(59,484)
(513)	U.S. Treasury Long Bond Futures Call	(58,385,812)	122.00	11/21/25	(304,594)
(391)	U.S. Treasury Long Bond Futures Call	(44,500,687)	124.00	11/21/25	(158,844)
(41)	U.S. Treasury Long Bond Futures Call	(4,666,313)	125.00	11/21/25	(14,094)
(13)	U.S. Treasury Long Bond Futures Call	(1,479,563)	126.00	11/21/25	(3,859)
(47)	U.S. Treasury Long Bond Futures Call	(5,349,188)	128.00	11/21/25	(10,281)
(200)	U.S. Treasury Long Bond Futures Call	(22,762,500)	130.00	11/21/25	(31,250)
(42)	Ultra 10-Year U.S. Treasury Futures Call	(4,749,281)	116.00	08/22/25	(3,281)
(61)	Ultra 10-Year U.S. Treasury Futures Call	(6,899,672)	115.00	11/21/25	(62,906)
(42)	Ultra U.S. Treasury Long Bond Futures Call	(4,927,125)	122.00	08/22/25	(9,844)
(5)	Ultra U.S. Treasury Long Bond Futures Call	(586,563)	125.00	08/22/25	(469)
	Total Call Options Written				(3,364,531)
	(Premiums received $7,476,236)
	Put Options Written — (0.1)%
(500)	3 Month SOFR Futures Put	(120,843,750)	95.00	12/10/27	(181,250)
(305)	3 Month SOFR Futures Put	(73,714,687)	95.50	12/10/27	(162,031)
(334)	U.S. 2-Year Treasury Futures Put	(69,291,953)	103.00	11/21/25	(62,625)
(81)	U.S. 2-Year Treasury Futures Put	(16,804,336)	103.25	11/21/25	(25,313)
(362)	U.S. 2-Year Treasury Futures Put	(75,100,859)	103.50	11/21/25	(181,000)
(439)	U.S. 5-Year Treasury Futures Put	(47,487,543)	106.75	08/22/25	(13,719)
(112)	U.S. 5-Year Treasury Futures Put	(12,131,875)	106.00	11/21/25	(19,250)
(372)	U.S. 5-Year Treasury Futures Put	(40,295,156)	106.50	11/21/25	(93,000)
(174)	U.S. 10-Year Treasury Futures Put	(19,324,875)	110.00	08/22/25	(32,625)
(168)	U.S. 10-Year Treasury Futures Put	(18,658,500)	107.00	11/21/25	(42,000)
(20)	U.S. 10-Year Treasury Futures Put	(2,221,250)	107.50	11/21/25	(6,250)
(286)	U.S. 10-Year Treasury Futures Put	(31,763,875)	108.00	11/21/25	(111,719)
(287)	U.S. 10-Year Treasury Futures Put	(31,874,937)	109.00	11/21/25	(170,406)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(1,710)	U.S. Treasury Long Bond Futures Put	$(195,260,625)	$116.00	08/22/25	$(3,954,375)
(63)	U.S. Treasury Long Bond Futures Put	(7,170,188)	98.00	11/21/25	(11,813)
(167)	U.S. Treasury Long Bond Futures Put	(19,006,688)	99.00	11/21/25	(33,922)
(84)	U.S. Treasury Long Bond Futures Put	(9,560,250)	103.00	11/21/25	(32,813)
(92)	U.S. Treasury Long Bond Futures Put	(10,470,750)	105.00	11/21/25	(53,187)
(21)	U.S. Treasury Long Bond Futures Put	(2,390,063)	106.00	11/21/25	(14,438)
(1,085)	U.S. Treasury Long Bond Futures Put	(123,486,562)	107.00	11/21/25	(915,469)
(183)	U.S. Treasury Long Bond Futures Put	(20,827,688)	108.00	11/21/25	(185,859)
(146)	U.S. Treasury Long Bond Futures Put	(16,616,625)	110.00	11/21/25	(214,437)
(200)	U.S. Treasury Long Bond Futures Put	(22,762,500)	112.00	11/21/25	(421,875)
(120)	U.S. Treasury Long Bond Futures Put	(13,608,750)	110.00	02/20/26	(307,500)
(21)	Ultra 10-Year U.S. Treasury Long Bond Futures Put	(2,374,641)	111.00	08/22/25	(3,281)
(197)	Ultra U.S. Treasury Long Bond Futures Put	(23,110,562)	110.00	08/22/25	(30,781)
(21)	Ultra U.S. Treasury Long Bond Futures Put	(2,463,563)	112.00	08/22/25	(5,578)
(8)	Ultra U.S. Treasury Long Bond Futures Put	(938,500)	110.00	11/21/25	(11,125)
	Total Put Options Written				(7,297,641)
	(Premiums received $9,433,641)
	Total Written Options				(10,662,172)
	(Premiums received $16,909,877)
	Net Other Assets and Liabilities — (9.7)%				(499,313,906)
	Net Assets — 100.0%				$5,170,383,535
Futures Contracts at July 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,470	Sep-2025	$511,251,409	$(487,016)

Futures Contracts Short
U.S. 10-Year Treasury Notes	4,225	Sep-2025	$(469,239,063)	$(2,603,833)
U.S. 5-Year Treasury Notes	862	Sep-2025	(93,244,156)	(249,293)
U.S. Treasury Long Bond Futures	1,954	Sep-2025	(223,122,375)	(2,620,262)
Ultra 10-Year U.S. Treasury Notes	7,294	Sep-2025	(824,791,844)	(6,738,647)
Ultra U.S. Treasury Bond Futures	2,426	Sep-2025	(284,600,125)	(3,544,247)
			$(1,894,997,563)	$(15,756,282)
		Total	$(1,383,746,154)	$(16,243,298)

(a)	Inverse floating rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	Zero coupon security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31,
2025, securities noted as such amounted to $501,825,991 or 9.7% of net assets.

(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(k)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2025, the segregated value of these securities amounts to $111,148,660.
(l)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $2,500,000 or 0.0% of net assets.

(m)	Investment in an affiliated fund.
(n)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(o)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,233,015,924	$—	$4,233,015,924	$—
Mortgage-Backed Securities	396,261,526	—	396,261,526	—
U.S. Government Bonds and Notes	229,622,102	—	229,622,102	—
Asset-Backed Securities	95,609,598	—	95,609,598	—
U.S. Government Agency Securities	20,080,004	—	20,080,004	—
Exchange-Traded Funds*	3,637,504	3,637,504	—	—
U.S. Treasury Bills	633,999,911	—	633,999,911	—
Money Market Funds	68,132,997	68,132,997	—	—
Total Investments	5,680,359,566	71,770,501	5,608,589,065	—
Purchased Options	47	47	—	—
Total	$5,680,359,613	$71,770,548	$5,608,589,065	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,662,172)	$(10,662,172)	$—	$—
Futures Contracts	(16,243,298)	(16,243,298)	—	—
Total	$(26,905,470)	$(26,905,470)	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to July 31, 2025) are as follows:

Security Name	Shares at 7/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	20,000	$151,525	$254,985	$—	$190	$—	$406,700	$11,996
First Trust Intermediate Government Opportunities ETF	60,000	657,054	547,080	—	(2,334)	—	1,201,800	32,251
First Trust Long Duration Opportunities ETF	73,956	1,576,002	—	—	(10,723)	—	1,565,279	47,332
First Trust Structured Credit Income Opportunities ETF	22,500	319,611	155,955	(16,203)	4,549	(187)	463,725	19,767
		$2,704,192	$958,020	$(16,203)	$(8,318)	$(187)	$3,637,504	$111,346